FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-7129

Federated Managed Allocation Portfolios
-------------------------------------------------------------------------
  (Exact name of registrant as specified in charter)

5800 Corporate Drive
Pittsburgh, PA  15237-7000
-------------------------------------------------------------------------
  (Address of principal executive offices)

John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779
-------------------------------------------------------------------------
  (Name and address of agent for service)

Registrant's telephone number, including area code: 412-288-1900

Date of Fiscal year-end: 11/30/2005

Date of reporting period: 7/1/2004 - 6/30/2005
Item 1. Proxy Voting Record

Account Number: 99722F3 Federated Conservative Allocation Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Account Number: 99722F1 Federated Growth Allocation Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Account Number: 99722F2 Federated Moderate Allocation Fund

The fund did not vote proxies relating to portfolio securities during the period covered by this report.

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'

Where management has recommended that shareholders 'Abstain' from voting on a ballot item: 1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and 2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Federated Managed Allocation Portfolios
-------------------------------------------------------------------------
       (Registrant)

By /s/J. Christopher Donahue
   J. Christopher Donahue, President - Principal Executive Officer
       (Signature & Title)

Date August 30, 2005